DEFERRED REVENUES	12 Months Ended
Mar. 31, 2017
DEFERRED REVENUES
DEFERRED REVENUES

(10) DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2016	2017
	RMB	RMB
Testing service	14,611,826	8,047,140
Online education services	223,821	297,602
Other revenue — licensing fees from authorized test centers	2,451,093	2,333,983
Other revenue — others	1,204,175	1,274,794

Total deferred revenues	18,490,915	11,953,519

Representing:
Current deferred revenues	16,612,164	10,221,897
Non-current deferred revenues	1,878,751	1,731,622